Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting
3. Segment Reporting
On October 4, 2021, Teekay LNG Partners (now known as Seapeak) and Stonepeak, together with affiliates, entered into an agreement and plan of merger pursuant to which Stonepeak would acquire Teekay LNG Partners. In connection with the merger, the Company sold to Stonepeak the Teekay Gas Business, which included the Company’s general partner interest in Teekay LNG Partners, all of its common units in Teekay LNG Partners, and certain subsidiaries which collectively contain the shore-based management operations of Teekay LNG Partners and certain of Teekay LNG Partners' joint ventures. The Company’s interests in Teekay LNG Partners constituted the Company’s Teekay LNG segment. The Company’s shore-based management operations included in the transactions were included in the Company’s Teekay Parent – Marine Services and Other segment. The segment information below excludes the results of these operations that the Company sold on January 13, 2022, which resulted in Teekay deconsolidating the Teekay Gas Business for accounting purposes on that date. See Note 23 for information on the historical results of these operations and other information about this transaction.

The Company allocates capital and assesses performance from the separate perspectives of its publicly-traded subsidiary, Teekay Tankers, and from Teekay and its remaining subsidiaries (or Teekay Parent), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on Teekay Tankers and Teekay Parent, and its segments are presented accordingly on this basis. The Company has three primary lines of business: (1) conventional tankers, (2) offshore production and (3) marine services. The Company manages these businesses for the benefit of all stakeholders. As at 31 December 2022, the Company has elected to report the following segments: the Teekay Tankers – Conventional Tankers segment, the Teekay Parent – Offshore Production segment and the Teekay Parent - Marine Services and Other segment.
The following table includes the Company’s revenues and income (loss) from vessel operations by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 23), for the periods presented in these financial statements:

	Revenues			Income (loss) from Vessel Operations (1)
	Year Ended December 31,			Year Ended December 31,
	2022	2021	2020	2022	2021	2020
	$	$	$	$	$	$
Teekay Tankers
Conventional Tankers	1,063,111	542,367	886,434	255,949	(194,095)	141,572
Teekay Parent
Offshore Production	27,064	47,895	108,952	3,858	35,546	(38,054)
Marine Services and Other	100,009	92,246	150,869	(14,041)	(26,804)	(33,321)
	127,073	140,141	259,821	(10,183)	8,742	(71,375)

	1,190,184	682,508	1,146,255	245,766	(185,353)	70,197
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

No customer accounted for more than 10% of the Company’s consolidated revenues, excluding such amounts of the Company’s discontinued operations (see Note 23), during the periods presented.

The following table includes other income statement items by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 23).

	Depreciation and Amortization			Gain on sale and (Write-down) of assets			Equity income (loss)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$	$	$	$	$	$	$	$	$
Teekay Tankers
Conventional Tankers	(99,033)	(106,084)	(117,213)	8,888	(92,368)	(69,446)	244	(14,107)	5,100
Teekay Parent
Offshore Production	—	—	(14,166)	12,975	—	(70,692)	—	—	—
Marine Services and Other	—	—	—	—	—	(9,100)	—	—	—
	—	—	(14,166)	12,975	—	(79,792)	—	—	—

	(99,033)	(106,084)	(131,379)	21,863	(92,368)	(149,238)	244	(14,107)	5,100

A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2022 $	December 31, 2021 $
Teekay Tankers – Conventional Tankers	1,603,142	1,568,177
Teekay Parent – Offshore Production	661	20,695
Teekay Parent – Marine Services and Other	28,361	16,788
Cash and cash equivalents	309,857	108,977
Short term investments	210,000	—
Other assets not allocated	15,311	17,123
Eliminations	(2,486)	(4,217)
Consolidated total assets - continuing operations	2,164,846	1,727,543
Total assets - discontinued operations	—	4,804,439
Consolidated total assets	2,164,846	6,531,982

The following table includes capital expenditures by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 23), for the periods presented in these financial statements.

	December 31, 2022 $	December 31, 2021 $
Teekay Tankers – Conventional Tankers	15,430	21,447